POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation
Discount rate	4.60%	5.30%
Pension expense
Discount rate	5.30%	3.30%
Minimum
Defined benefit obligation
Rate of compensation increase	2.00%	1.00%
Pension expense
Rate of compensation increase	1.00%	1.00%
Maximum
Defined benefit obligation
Rate of compensation increase	7.50%	4.50%
Pension expense
Rate of compensation increase	4.50%	4.50%